Long-term equity investment, net (Details) ¥ in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term equity investment, net
Impairment loss for long-term equity investment			¥ 3,000	$ 414			¥ 0	¥ 16,000
Impairment loss for long-term equity investment			11,779
Haofangtong
Long-term equity investment, net
Number of shares purchased equity securities without readily determinable fair value | shares	4,029,543
Ownership percentage acquired	7.00%
Consideration for purchase of financial instruments	¥ 56,000
Percentage ownership for additional shares that can be purchased equity securities without readily determinable fair value	19.00%
Purchase price set for additional shares that can be purchased equity securities without readily determinable fair value	¥ 32,000
Haofangtong | Scenario, Plan
Long-term equity investment, net
Expected cumulative percentage ownership after all transactions		26.00%
Number of shares purchased equity securities without readily determinable fair value | shares		4,029,543
Ownership percentage acquired		7.00%
Consideration for purchase of financial instruments		¥ 56,000
Number of additional shares that can be purchased equity securities without readily determinable fair value | shares		10,937,339
Percentage ownership for additional shares that can be purchased equity securities without readily determinable fair value		19.00%
Purchase price set for additional shares that can be purchased equity securities without readily determinable fair value		¥ 32,000
Impairment loss for long-term equity investment						¥ 26,000
Impairment loss for long-term equity investment			¥ 3,000		¥ 8,000